FINANCE LEASES (Tables)	12 Months Ended
Dec. 31, 2021
FINANCE LEASES
Summary of carrying amount in the financial position

	12/31/2021	12/31/2020
Right-of-use asset
Land and buildings	3,164,345	3,240,606
Lease liability
Current	823,587	997,262
Non-current	534,678	786,411
Total	1,358,265	1,783,673

Summary of amounts charged in the income statement

Items	12/31/2021
Right-of-use assets – Depreciation	1,059,878
Interest expenses on lease liabilities (Other operating expenses)	268,813

Summary of breakdown of financial lease receivables

Financial Lease Receivables	12/31/2021	12/31/2020
Up to 1 year	3,520,064	2,992,814
More than a year up to two years	2,958,537	1,660,243
From two to three years	2,249,298	958,327
From three to five years	1,363,729	537,179
More than five years	14,881	21,781
Total	10,106,509	6,170,344
Unearned financial income	(4,109,689)	(1,806,455)
Net investment in the lease	5,996,820	4,363,889

Summary of breakdown of operating lease receivables

Operating Lease Receivables	12/31/2020	12/31/2019
Up to 1 year	13,938	24,252
More than a year up to two years	9,202	20,779
From two to three years	—	13,890
From three to five years	—	—
Total	23,140	58,921